UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO ETF Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments

Table of Contents

PIMCO 1-3 Year U.S. Treasury Index Fund

PIMCO 3-7 Year U.S. Treasury Index Fund

PIMCO 7-15 Year U.S. Treasury Index Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

PIMCO 1-5 Year U.S. TIPS Index Fund

PIMCO 15+ Year U.S. TIPS Index Fund

PIMCO Broad U.S. TIPS Index Fund

PIMCO Enhanced Short Maturity Strategy Fund

PIMCO Intermediate Municipal Bond Strategy Fund

PIMCO Short Term Municipal Bond Strategy Fund

Schedule of Investments

1-3 Year U.S. Treasury Index Fund

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Notes
0.750% due 11/30/2011	$3,908	$3,904
0.875% due 04/30/2011	9,144	9,184
1.000% due 07/31/2011	5,493	5,523
1.000% due 03/31/2012	5,661	5,660
1.125% due 12/15/2011	3,577	3,594
1.125% due 01/15/2012	2,711	2,722
1.125% due 12/15/2012	3,979	3,946
1.375% due 02/15/2012	6,626	6,680
1.375% due 03/15/2012	5,698	5,743
1.375% due 05/15/2012	1,954	1,967
1.375% due 09/15/2012	2,509	2,515
1.375% due 10/15/2012	2,904	2,909
1.375% due 11/15/2012	3,433	3,433
1.375% due 01/15/2013	2,712	2,704
1.375% due 02/15/2013	3,183	3,169
1.375% due 03/15/2013	3,519	3,499
1.500% due 07/15/2012	3,308	3,335
1.750% due 08/15/2012	3,771	3,818
1.875% due 06/15/2012	2,648	2,692
4.500% due 09/30/2011	3,490	3,687
4.625% due 10/31/2011	4,026	4,272
5.125% due 06/30/2011	5,020	5,307

Total U.S. Treasury Obligations (Cost $90,306)		90,263

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 04/01/2010	199	199

(Dated 03/31/2010. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $204. Repurchase proceeds are $199.)
Total Short-Term Instruments (Cost $199)		199

Total Investments 99.8% (Cost $90,505)		$90,462
Other Assets and Liabilities (Net) 0.2%		183

Net Assets 100.0%		$90,645

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Treasury Obligations	$0	$90,263	$0	$90,263
Short-Term Instruments	0	199	0	199

Investments, at value	$0	$90,462	$0	$90,462

+	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

3-7 Year U.S. Treasury Index Fund

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.3%
U.S. Treasury Bonds
7.250% due 05/15/2016	$1,489	$1,849
7.500% due 11/15/2016	960	1,212
9.250% due 02/15/2016	324	437
9.875% due 11/15/2015	640	878
10.625% due 08/15/2015	827	1,157
11.250% due 02/15/2015	368	517
U.S. Treasury Notes
1.500% due 12/31/2013	1,539	1,511
1.875% due 02/28/2014	1,484	1,472
1.875% due 04/30/2014	1,758	1,737
2.125% due 11/30/2014	2,547	2,514
2.375% due 08/31/2014	1,640	1,644
2.375% due 09/30/2014	1,917	1,918
2.375% due 03/31/2016	2,406	2,327
2.500% due 03/31/2015	2,805	2,798
2.625% due 06/30/2014	1,617	1,641
2.625% due 07/31/2014	1,634	1,657
2.625% due 12/31/2014	2,532	2,551
2.750% due 10/31/2013	2,598	2,674
3.000% due 08/31/2016	1,756	1,743
3.000% due 02/28/2017	944	929
3.125% due 04/30/2013	1,342	1,403
3.125% due 08/31/2013	1,994	2,081
3.125% due 10/31/2016	1,593	1,587
3.125% due 01/31/2017	1,056	1,048
3.250% due 07/31/2016	1,733	1,751
3.250% due 12/31/2016	1,215	1,217
3.500% due 05/31/2013	1,385	1,464

Total U.S. Treasury Obligations (Cost $43,914)		43,717

Total Investments 99.3% (Cost $43,914)		$43,717
Other Assets and Liabilities (Net) 0.7%		328

Net Assets 100.0%		$44,045

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Treasury Obligations	$0	$43,717	$0	$43,717

+	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

7-15 Year U.S. Treasury Index Fund

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 98.8%
U.S. Treasury Bonds
6.250% due 08/15/2023	$472	$567
7.250% due 08/15/2022	106	138
7.625% due 11/15/2022	101	135
7.625% due 02/15/2025	655	890
7.875% due 02/15/2021	179	241
8.125% due 08/15/2021	321	441
8.750% due 05/15/2017	222	300
8.750% due 05/15/2020	96	135
8.875% due 08/15/2017	1,205	1,645
9.125% due 05/15/2018	408	572
U.S. Treasury Notes
3.125% due 05/15/2019	1,720	1,639
3.375% due 11/15/2019	1,463	1,412
3.625% due 08/15/2019	1,671	1,651
3.625% due 02/15/2020	645	634
3.750% due 11/15/2018	1,623	1,636
4.250% due 11/15/2017	1,544	1,633

Total U.S. Treasury Obligations (Cost $13,706)		13,669

Total Investments 98.8% (Cost $13,706)		$13,669
Other Assets and Liabilities (Net) 1.2%		164

Net Assets 100.0%		$13,833

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Treasury Obligations	$0	$13,669	$0	$13,669

+	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

25+ Year Zero Coupon U.S. Treasury Index Fund

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury Strips
0.000% due 02/15/2036	$6,792	$1,950
0.000% due 02/15/2037	6,792	1,852
0.000% due 05/15/2037	6,792	1,824
0.000% due 02/15/2038	6,792	1,742
0.000% due 05/15/2038	6,792	1,718
0.000% due 02/15/2039	6,792	1,665
0.000% due 05/15/2039	6,792	1,636
0.000% due 08/15/2039	6,792	1,607
0.000% due 11/15/2039	6,792	1,578
0.000% due 02/15/2040	6,792	1,558

Total U.S. Treasury Obligations (Cost $19,101)		17,130

Total Investments 100.0% (Cost $19,101)		$17,130
Other Assets and Liabilities (Net) 0.0%		6

Net Assets 100.0%		$17,136

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Treasury Obligations	$0	$17,130	$0	$17,130

+	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

1-5 Year U.S. TIPS Index Fund

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.4%
Treasury Inflation Protected Securities (a)
0.625% due 04/15/2013	$32,179	$32,820
1.250% due 04/15/2014	32,719	33,854
1.625% due 01/15/2015	45,140	47,207
1.875% due 07/15/2013	49,418	52,332
2.000% due 04/15/2012	38,631	40,487
2.000% due 01/15/2014	51,559	54,794
2.000% due 07/15/2014	45,730	48,692
2.375% due 04/15/2011	46,115	47,635
3.000% due 07/15/2012	58,073	62,610
3.375% due 01/15/2012	15,338	16,426

Total U.S. Treasury Obligations (Cost $436,003)		436,857

Total Investments 99.4% (Cost $436,003)		$436,857
Other Assets and Liabilities (Net) 0.6%		2,425

Net Assets 100.0%		$439,282

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Treasury Obligations	$0	$436,857	$0	$436,857

+	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

15+ Year U.S. TIPS Index Fund

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.1%
Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028	$1,778	$1,687
2.000% due 01/15/2026	2,400	2,394
2.125% due 02/15/2040	882	877
2.375% due 01/15/2027	1,947	2,032
2.500% due 01/15/2029	1,570	1,664
3.375% due 04/15/2032	673	818
3.625% due 04/15/2028	2,471	3,018
3.875% due 04/15/2029	2,826	3,591

Total U.S. Treasury Obligations (Cost $16,379)		16,081

Total Investments 99.1% (Cost $16,379)		$16,081
Other Assets and Liabilities (Net) 0.9%		149

Net Assets 100.0%		$16,230

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Treasury Obligations	$0	$16,081	$0	$16,081

+	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Broad U.S. TIPS Index Fund

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.5%
Treasury Inflation Protected Securities (a)
0.625% due 04/15/2013	$645	$658
1.250% due 04/15/2014	528	547
1.375% due 01/15/2020	1,093	1,073
1.625% due 01/15/2015	1,382	1,445
1.625% due 01/15/2018	1,996	2,045
1.750% due 01/15/2028	1,331	1,263
1.875% due 07/15/2019	213	220
2.000% due 01/15/2014	2,150	2,285
2.000% due 01/15/2026	1,050	1,047
2.125% due 02/15/2040	224	222
2.375% due 01/15/2025	1,652	1,732
2.500% due 07/15/2016	3,006	3,288
2.500% due 01/15/2029	2,068	2,191
3.000% due 07/15/2012	2,932	3,161
3.375% due 01/15/2012	408	437
3.375% due 04/15/2032	270	328

Total U.S. Treasury Obligations (Cost $22,057)		21,942

Total Investments 99.5% (Cost $22,057)		$21,942
Other Assets and Liabilities (Net) 0.5%		111

Net Assets 100.0%		$22,053

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
U.S. Treasury Obligations	$0	$21,942	$0	$21,942

+	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

Enhanced Short Maturity Strategy Fund

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 65.5%
BANKING & FINANCE 50.5%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$630	$687
American Express Bank FSB
0.380% due 06/12/2012	450	444
5.550% due 10/17/2012	300	324
American Express Centurion Bank
0.380% due 06/12/2012	250	246
American Express Credit Corp.
0.349% due 02/24/2012	700	692
0.390% due 06/16/2011	100	99
American General Finance Corp.
0.458% due 03/27/2012	500	497
American Honda Finance Corp.
1.003% due 06/20/2011	100	100
Anadarko Finance Co.
6.750% due 05/01/2011	800	842
ANZ National International Ltd.
0.429% due 08/05/2011	550	551
Bank of America Corp.
0.756% due 09/11/2012	400	394
1.009% due 12/02/2011	500	507
2.100% due 04/30/2012	200	204
Barclays Bank PLC
0.521% due 04/10/2012	300	300
1.052% due 03/05/2012	1,000	1,010
BBVA U.S. Senior SAU
0.432% due 05/24/2011	800	800
Bear Stearns Cos. LLC
0.442% due 11/28/2011	330	330
0.460% due 08/15/2011	400	400
Berkshire Hathaway Finance Corp.
0.549% due 01/11/2011	1,000	1,002
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	800	804
Caterpillar Financial Services Corp.
1.001% due 06/24/2011	450	454
Citibank N.A.
1.375% due 08/10/2011	200	202
1.875% due 05/07/2012	200	203
Citigroup Funding, Inc.
0.589% due 03/30/2012	1,000	1,008
Citigroup, Inc.
0.340% due 05/18/2011	1,750	1,739
0.382% due 03/16/2012	1,950	1,903
5.300% due 10/17/2012	300	315
5.500% due 04/11/2013	200	210
Commonwealth Bank of Australia
0.634% due 12/10/2012	400	400
Countrywide Financial Corp.
0.689% due 05/07/2012	2,650	2,615
5.800% due 06/07/2012	200	213
Credit Suisse USA, Inc.
5.250% due 03/02/2011	2,650	2,756
Danske Bank A/S
0.602% due 05/24/2012	200	200
Dexia Credit Local
0.501% due 01/12/2012	1,300	1,300
0.652% due 03/05/2013	4,400	4,407
0.899% due 09/23/2011	1,250	1,259
FIH Erhvervsbank A/S
1.750% due 12/06/2012	2,000	1,994

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
General Electric Capital Corp.
0.319% due 04/24/2012	1,000	1,002
0.323% due 03/15/2012	100	97
0.517% due 09/15/2014	500	476
0.552% due 06/08/2012	1,000	1,008
0.571% due 06/20/2014	1,000	930
1.083% due 12/20/2013	1,200	1,167
1.278% due 09/23/2013	750	735
1.800% due 03/11/2011	2,500	2,530
2.250% due 03/12/2012	200	204
Goldman Sachs Group, Inc.
5.450% due 11/01/2012	200	216
6.600% due 01/15/2012	100	109
HSBC Finance Corp.
0.460% due 08/09/2011	250	249
0.519% due 04/24/2012	2,350	2,319
0.601% due 07/19/2012	250	247
0.607% due 09/14/2012	2,500	2,460
ING Bank NV
2.625% due 02/09/2012	2,000	2,048
International Bank for Reconstruction & Development
1.050% due 04/06/2010	200	200
JPMorgan Chase & Co.
0.331% due 06/25/2010	900	900
0.360% due 05/16/2011	500	500
0.399% due 11/01/2012	370	367
5.375% due 10/01/2012	500	541
Lloyds TSB Bank PLC
1.071% due 04/01/2011	800	805
2.300% due 04/01/2011	3,450	3,509
Macquarie Bank Ltd.
2.600% due 01/20/2012	200	204
Merrill Lynch & Co., Inc.
0.449% due 07/25/2011	100	99
6.050% due 08/15/2012	200	214
Metropolitan Life Global Funding I
0.507% due 03/15/2012	1,100	1,086
0.651% due 07/13/2011	600	599
2.154% due 06/10/2011	425	432
5.125% due 11/09/2011	150	157
Monumental Global Funding III
0.419% due 01/25/2013	2,500	2,397
Morgan Stanley
0.499% due 01/09/2012	1,200	1,187
0.540% due 04/19/2012	2,200	2,151
3.250% due 12/01/2011	200	207
6.750% due 04/15/2011	1,000	1,056
National City Corp.
0.427% due 06/16/2010	390	390
Nationwide Building Society
0.430% due 05/17/2012	200	200
Nomura Europe Finance NV
0.401% due 07/05/2011	100	98
PACCAR Financial Corp.
0.300% due 05/17/2010	500	500
3.751% due 01/12/2011	1,050	1,076
PNC Funding Corp.
0.389% due 01/31/2012	250	248
Pricoa Global Funding I
4.625% due 06/25/2012	700	736
5.400% due 10/18/2012	1,185	1,279
5.625% due 05/24/2011	635	655

Principal Life Income Funding Trusts
0.658% due 09/17/2010	600	600
5.150% due 06/17/2011	500	518
Rabobank Nederland NV
0.449% due 08/05/2011	900	900
0.651% due 05/19/2010	400	400
Royal Bank of Scotland Group PLC
0.399% due 10/28/2011	3,100	3,098
0.512% due 03/30/2012	2,000	2,003
1.149% due 04/23/2012	1,000	1,014
2.625% due 05/11/2012	500	511
Sun Life Financial Global Funding LP
0.541% due 10/06/2013	2,000	1,937
Suncorp-Metway Ltd.
0.481% due 10/19/2012	180	180
0.633% due 12/17/2010	200	200
1.751% due 07/16/2012	2,000	2,063
SunTrust Bank
0.907% due 12/16/2010	500	503
Swedbank AB
3.000% due 12/22/2011	200	206
Toyota Motor Credit Corp.
0.292% due 04/07/2010	520	520
5.450% due 05/18/2011	1,700	1,777
U.S. Bancorp
0.297% due 05/28/2010	200	200
0.649% due 05/06/2010	125	125
0.652% due 06/04/2010	360	360
U.S. Central Federal Credit Union
0.251% due 10/19/2011	2,000	2,001
UBS AG
1.352% due 02/23/2012	4,000	4,021
Wachovia Corp.
0.379% due 04/23/2012	1,800	1,783
0.381% due 10/15/2011	1,000	996
2.019% due 05/01/2013	2,000	2,059
Westpac Banking Corp.
3.250% due 12/16/2011	200	207

		97,183

INDUSTRIALS 6.6%
Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	1,600	1,675
7.500% due 03/15/2012	900	997
Burlington Resources Finance Co.
6.500% due 12/01/2011	220	239
Cox Communications, Inc.
6.750% due 03/15/2011	100	105
7.125% due 10/01/2012	250	280
CVS Caremark Corp.
1.754% due 09/10/2010	100	100
5.750% due 08/15/2011	150	159
Daimler Finance North America LLC
5.875% due 03/15/2011	1,200	1,249
7.300% due 01/15/2012	500	545
Dow Chemical Co.
2.499% due 08/08/2011	700	713
6.125% due 02/01/2011	250	260
EnCana Corp.
6.300% due 11/01/2011	1,600	1,717
Energy Transfer Partners LP
5.650% due 08/01/2012	400	429
Enterprise Products Operating LLC
7.625% due 02/15/2012	1,300	1,432

International Business Machines Corp.
0.290% due 11/04/2011	500	500
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	550	602
Pfizer, Inc.
2.207% due 03/15/2011	650	662
Potash Corp. of Saskatchewan, Inc.
7.750% due 05/31/2011	150	161
Rogers Communications, Inc.
7.875% due 05/01/2012	500	557
Southern Co.
0.649% due 10/21/2011	100	101
Sunoco, Inc.
6.750% due 04/01/2011	200	209

		12,692

UTILITIES 8.4%
Appalachian Power Co.
5.650% due 08/15/2012	200	215
AT&T, Inc.
6.250% due 03/15/2011	300	315
British Telecommunications PLC
9.125% due 12/15/2010	1,000	1,056
Columbus Southern Power Co.
0.657% due 03/16/2012	1,500	1,502
Deutsche Telekom International Finance BV
5.375% due 03/23/2011	500	520
FPL Group Capital, Inc.
1.138% due 06/17/2011	1,000	1,009
France Telecom S.A.
7.750% due 03/01/2011	1,805	1,917
Koninklijke KPN NV
8.000% due 10/01/2010	150	155
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	300	319
NGPL PipeCo LLC
6.514% due 12/15/2012	400	439
Pacific Gas & Electric Co.
1.204% due 06/10/2010	1,775	1,778
PSEG Power LLC
6.950% due 06/01/2012	1,037	1,145
Telecom Italia Capital S.A.
0.729% due 02/01/2011	300	299
0.861% due 07/18/2011	1,350	1,345
Telefonica Emisiones SAU
0.580% due 02/04/2013	500	490
5.984% due 06/20/2011	100	105
Verizon Wireless Capital LLC
3.750% due 05/20/2011	1,900	1,960
Vodafone Group PLC
0.532% due 02/27/2012	1,600	1,601

		16,170

Total Corporate Bonds & Notes (Cost $125,948)		126,045

MUNICIPAL BONDS & NOTES 0.3%
Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	500	502
Oklahoma State University Revenue Notes, Series 2009
2.553% due 08/01/2011	130	131

Total Municipal Bonds & Notes (Cost $631)		633

U.S. GOVERNMENT AGENCIES 19.7%
Fannie Mae
0.130% due 05/13/2011	2,700	2,699
0.140% due 08/11/2011	3,000	2,998
2.750% due 04/11/2011	1,497	1,530
3.000% due 07/12/2010	471	475
4.500% due 02/15/2011	130	135
4.625% due 06/01/2010	1,975	1,989
5.125% due 04/15/2011	915	959
5.500% due 03/15/2011	1,267	1,327
6.080% due 12/15/2010	150	156
7.125% due 06/15/2010	180	183
Federal Farm Credit Bank
0.185% due 11/23/2011	2,000	1,999
0.240% due 07/12/2011	1,000	1,000
Federal Home Loan Bank
0.190% due 05/26/2011	2,000	2,000
0.250% due 05/27/2011 - 06/07/2011	1,100	1,100
0.700% due 04/18/2011	800	801
0.750% due 03/25/2011	1,500	1,502
0.850% due 01/20/2011	620	621
1.125% due 10/27/2010	150	150
2.875% due 03/11/2011	1,200	1,226
3.000% due 06/11/2010	600	603
3.250% due 03/11/2011	300	308
4.125% due 08/13/2010	100	101
4.250% due 06/10/2011	1,000	1,040
5.125% due 06/28/2010	100	101
5.250% due 06/11/2010	125	126
5.875% due 02/15/2011	325	340
Freddie Mac
0.000% due 03/25/2011	2,000	1,981
0.160% due 01/13/2012 - 01/25/2012	4,500	4,495
4.125% due 02/24/2011	1,100	1,134
4.550% due 01/20/2011	200	206
4.750% due 12/08/2010	60	62
5.125% due 04/18/2011	1,250	1,309
Ginnie Mae
6.000% due 12/15/2033	132	143
6.500% due 07/15/2024 - 12/15/2034	1,611	1,757
7.000% due 03/15/2023 - 11/15/2032	413	462
7.500% due 12/15/2012 - 06/15/2028	685	766
8.500% due 04/15/2030 - 06/15/2030	4	5
10.000% due 02/15/2016 - 04/15/2025	114	128
10.500% due 09/15/2015 - 07/15/2019	6	7
11.000% due 07/15/2010 - 07/20/2020	25	28
11.500% due 09/15/2010 - 11/15/2019	11	12
12.000% due 01/15/2013 - 04/15/2015	10	11
12.500% due 11/15/2013 - 07/15/2015	4	4
13.000% due 01/15/2011 - 09/20/2015	9	10
13.500% due 05/15/2010 - 09/15/2014	2	2

Total U.S. Government Agencies (Cost $37,964)		37,991

U.S. TREASURY OBLIGATIONS 5.1%
U.S. Treasury Notes
0.875% due 05/31/2011	3,400	3,416
1.000% due 07/31/2011	1,300	1,307
1.000% due 09/30/2011	5,000	5,022

Total U.S. Treasury Obligations (Cost $9,740)		9,745

MORTGAGE-BACKED SECURITIES 0.1%
GS Mortgage Securities Corp. II
6.220% due 05/03/2018	7	7
Morgan Stanley Dean Witter Capital I
7.459% due 09/03/2015	191	193

Total Mortgage-Backed Securities (Cost $200)		200

ASSET-BACKED SECURITIES 1.2%
Ford Credit Auto Owner Trust
2.730% due 05/15/2013	750	769
Honda Auto Receivables Owner Trust
0.269% due 02/22/2011	1,326	1,326
SLM Student Loan Trust
0.249% due 10/25/2016	230	230

Total Asset-Backed Securities (Cost $2,325)		2,325

SOVEREIGN ISSUES 0.5%
Societe Financement de l'Economie Francaise
0.451% due 07/16/2012	200	201
1.500% due 10/29/2010	675	678

Total Sovereign Issues (Cost $880)		879

SHORT-TERM INSTRUMENTS 7.2%
CERTIFICATES OF DEPOSIT 3.2%
Bank of Nova Scotia
0.502% due 03/05/2012	1,500	1,500
Barclays Bank PLC
0.478% due 09/07/2010	1,300	1,301
0.650% due 02/17/2011	200	200
1.071% due 03/22/2011	1,900	1,899
Intesa Sanpaolo SpA
0.749% due 04/23/2010	550	550
Royal Bank of Canada
0.678% due 06/23/2011	600	602

		6,052

COMMERCIAL PAPER 2.4%
ENI Finance USA, Inc.
0.233% due 04/28/2010	1,000	1,000
Fannie Mae
0.279% due 09/15/2010	700	699
Federal Home Loan Bank
0.180% due 11/17/2010	300	300
0.280% due 07/09/2010	900	900
FPL Group Capital, Inc.
0.410% due 04/16/2010	1,000	1,000
Standard Chartered Bank N.A.
0.250% due 04/05/2010	750	750

		4,649

REPURCHASE AGREEMENTS 1.6%
Barclays Capital, Inc.
0.030% due 04/01/2010	2,000	2,000
(Dated 03/31/2010. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $2,040. Repurchase proceeds are $2,000.)
Credit Suisse Securities (USA) LLC
0.010% due 04/01/2010	1,100	1,100
(Dated 03/31/2010. Collateralized by U.S. Treasury Notes 2.500% due 03/31/2015 valued at $1,126. Repurchase proceeds are $1,100.)

		3,100

Total Short-Term Instruments (Cost $13,809)		13,801

Total Investments 99.6% (Cost $191,497)		$191,619
Other Assets and Liabilities (Net) 0.4%		777

Net Assets 100.0%		$192,396

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Corporate Bonds & Notes	$0	$126,045	$0	$126,045
U.S. Government Agencies	0	37,991	0	37,991
U.S. Treasury Obligations	0	9,745	0	9,745
Short-Term Instruments	0	13,801	0	13,801
Other Investments+++	0	4,037	0	4,037

Investments, at value	$0	$191,619	$0	$191,619

+	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.
+++

Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

See Accompanying Notes

Schedule of Investments

Intermediate Municipal Bond Strategy Fund

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 102.4%
CALIFORNIA 7.8%
California State Department of Water Resources Revenue Bonds, Series 2008
0.270% due 05/01/2018	$625	$625
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	552
Carlsbad, California Unified School District General Obligation Notes, Series 2009
0.000% due 05/01/2014	250	221
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2009
5.000% due 07/01/2015	500	575
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.270% due 07/01/2034	600	600

		2,573

COLORADO 6.3%
Aspen, Colorado General Obligation Notes, Series 2009
4.000% due 12/01/2014	150	165
Boulder County, Colorado Revenue Notes, Series 2009
5.000% due 07/15/2018	250	283
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.280% due 12/01/2029	600	600
0.280% due 12/01/2031	200	200
Denver, Colorado City & County Revenue Notes, Series 2009
5.000% due 11/15/2016	250	275
Glenwood Springs, Colorado Revenue Notes, Series 2010
5.000% due 10/01/2018	500	552

		2,075

CONNECTICUT 2.2%
Connecticut State General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	625	705

DELAWARE 0.9%
University of Delaware Revenue Bonds, Series 2009
5.000% due 11/01/2021	250	281

DISTRICT OF COLUMBIA 1.7%
District of Columbia Revenue Notes, Series 2010
5.000% due 12/01/2018	500	571

FLORIDA 7.0%
Florida State Board of Governors Revenue Notes, Series 2008
5.500% due 07/01/2018	105	121
Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
5.000% due 06/01/2016 (a)	750	782
Florida State Inland Protection Financing Corp. Revenue Notes Series 2010
5.000% due 07/01/2016	500	561
Florida State Municipal Power Agency Revenue Notes, Series 2009
5.000% due 10/01/2015	250	272

Orange County, Florida Health Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2015	250	268
Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2017	250	283

		2,287

GEORGIA 3.2%
Georgia State General Obligation Notes, Series 2009
4.000% due 07/01/2019	250	270
5.000% due 07/01/2015	125	144
Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018	350	364
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	285

		1,063

ILLINOIS 4.4%
Chicago, Illinois Revenue Notes, (FSA Insured), Series 2008
5.000% due 11/01/2016	350	393
Illinois State General Obligation Notes, Series 2010
2.000% due 01/01/2012	500	504
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	500	545

		1,442

INDIANA 4.0%
Indiana State Finance Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 12/01/2017	300	333
Indianapolis, Indiana Local Public Improvement Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 01/01/2016	300	330
Vincennes, Indiana University Revenue Notes, Series 2010
4.000% due 06/01/2016	500	526
Warsaw, Indiana Multi-School Building Corp. Revenue Notes, Series 2008
5.500% due 01/15/2017	100	112

		1,301

IOWA 1.7%
Iowa State Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	543

KANSAS 2.4%
Kansas State Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	567
Wyandotte County-Kansas City, Kansas Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	200	221

		788

MARYLAND 2.4%
Maryland State General Obligation Notes, Series 2009
5.000% due 11/01/2017	500	582
Maryland State Transportation Authority Revenue Notes, Series 2008
5.000% due 03/01/2013	175	194

		776

MASSACHUSETTS 5.4%
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	588
Massachusetts State Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	850	897
Massachusetts State General Obligation Bonds, Series 2001
5.500% due 11/01/2014	250	290

		1,775

NEW JERSEY 1.4%
New Jersey Garden State Preservation Trust Revenue Bonds, (FSA Insured), Series 2005
5.800% due 11/01/2016	300	354
New Jersey State Turnpike Authority Revenue Bonds, (NPFGC Insured), Series 1991
6.500% due 01/01/2013	100	114

		468

NEW MEXICO 1.7%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	573

NEW YORK 12.8%
Long Island, New York Power Authority Revenue Bonds, Series 1998
0.290% due 05/01/2033	100	100
Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 09/01/2012	120	130
New York City, New York General Obligation Bonds, Series 2004
5.000% due 08/01/2015	500	555
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2021	250	273
New York City, New York Transitional Finance Authority Revenue Notes, Series 2007
5.000% due 11/01/2015	200	230
New York State Dormitory Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.000% due 07/01/2016	695	765
New York State Dormitory Authority Revenue Bonds, Series 1990
0.290% due 07/01/2025	600	600
New York State Thruway Authority Revenue Bonds, Series 2008
5.000% due 04/01/2024	250	270
New York State Thruway Authority Revenue Notes, (NPFGC Insured), Series 2002
5.500% due 04/01/2012	510	555

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2027	400	444
New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	250	277

		4,199

NORTH CAROLINA 3.0%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	337
Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	383
University of North Carolina at Chapel Hill Revenue Notes, Series 2005
5.000% due 02/01/2015	250	277

		997

OHIO 6.1%
Ohio State General Obligation Bonds, Series 2009
5.000% due 09/15/2020	300	339
Ohio State Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2016	300	324
Ohio State Turnpike Commission Revenue Bonds (NPFGC-FGIC Insured), Series 1998
5.500% due 02/15/2016	1,000	1,148
Ohio State Water Development Authority Revenue Bonds, Series 2006
0.200% due 12/01/2033	200	200

		2,011

OREGON 1.6%
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	540

PENNSYLVANIA 1.6%
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2010
3.500% due 05/15/2012	500	522

PUERTO RICO 0.8%
Puerto Rico Electric Power Authority Revenue Bonds, (XLCA Insured), Series 2002
5.375% due 07/01/2016	250	275

SOUTH CAROLINA 0.8%
Piedmont, South Carolina Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2015	250	276

TENNESSEE 0.7%
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	250	240

TEXAS 11.4%
Del Valle, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2010
5.000% due 02/01/2018	500	576

Garland, Texas General Obligation Notes, Series 2010
5.000% due 02/15/2015	360	411
Houston, Texas Water and Sewer Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2020	350	225
Mansfield, Texas Independent School District General Obligation Notes, Series 2009
5.000% due 02/15/2019	250	282
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2020	300	342
Texas State General Obligation Notes, Series 2010
4.000% due 12/01/2015	810	892
Texas State Transportation Commission Revenue Bonds, Series 2007
5.000% due 04/01/2018	520	589
5.000% due 04/01/2026	100	108
University of North Texas Revenue Notes, Series 2009
5.000% due 04/15/2015	300	338

		3,763

UTAH 0.8%
Utah State General Obligation Notes, Series 2009
4.000% due 07/01/2015	250	277

WASHINGTON 5.7%
King County, Washington School District No. 1 General Obligation Notes, Series 2007
5.000% due 06/01/2012	150	163
Washington State Energy Northwest Revenue Notes, Series 2010
5.000% due 07/01/2017	500	570
Washington State General Obligation Bonds, (AMBAC Insured), Series 2006
5.000% due 01/01/2025	250	268
Washington State General Obligation Notes, Series 2009
5.000% due 01/01/2016	540	615
Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	250	260

		1,876

WISCONSIN 4.0%
Wisconsin State Clean Water Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 05/01/2017	225	249
Wisconsin State General Obligation Notes, Series 2010
4.000% due 05/01/2018 (a)	1,000	1,062

		1,311

WYOMING 0.6%
Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
5.000% due 12/01/2017	200	212

Total Municipal Bonds & Notes (Cost $33,863)		33,720

SHORT-TERM INSTRUMENTS 23.2%
REPURCHASE AGREEMENTS 23.2%
State Street Bank and Trust Co.
0.010% due 04/01/2010	7,622	7,622

(Dated 03/31/2010. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $7,776. Repurchase proceeds are $7,622.)
Total Short-Term Instruments (Cost $7,622)		7,622

Total Investments 125.6% (Cost $41,485)		$41,342
Other Assets and Liabilities (Net) (25.6%)		(8,428)

Net Assets 100.0%		$32,914

Notes to Schedule of Investments (amounts in thousands):

(a)	When-Issued security.

(b)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
California	$0	$2,573	$0	$2,573
Colorado	0	2,075	0	2,075
Connecticut	0	705	0	705
District of Columbia	0	571	0	571
Florida	0	2,287	0	2,287
Georgia	0	1,063	0	1,063
Illinois	0	1,442	0	1,442
Indiana	0	1,301	0	1,301
Iowa	0	543	0	543
Kansas	0	788	0	788
Maryland	0	776	0	776
Massachusetts	0	1,775	0	1,775
New Mexico	0	573	0	573
New York	0	4,199	0	4,199
North Carolina	0	997	0	997
Ohio	0	2,011	0	2,011
Texas	0	3,763	0	3,763
Washington	0	1,876	0	1,876
Wisconsin	0	1,311	0	1,311
Short-Term Instruments	0	7,622	0	7,622
Other Investments+++	0	3,091	0	3,091

Investments, at value	$0	$41,342	$0	$41,342

+	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.
+++

Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

See Accompanying Notes

Schedule of Investments

Short Term Municipal Bond Strategy Fund

March 31, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 98.9%
ALASKA 3.4%
Alaska State Industrial Development & Export Authority Revenue Notes, Series 2010
5.000% due 04/01/2012	$250	$268

CALIFORNIA 12.6%
California State Bay Area Governments Association Revenue Notes, (XLCA Insured), Series 2006
5.000% due 08/01/2013	250	251
California State General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
5.250% due 07/01/2014	300	337
Indio, California Water Authority Revenue Notes, (AMBAC Insured), Series 2006
4.000% due 04/01/2011	200	207
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC-FGIC Insured), Series 2004
5.000% due 08/01/2012	200	213

		1,008

DISTRICT OF COLUMBIA 1.4%
District of Columbia General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/01/2013	100	110

FLORIDA 3.4%
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Notes, Series 2006
5.250% due 07/01/2012	250	269

GEORGIA 3.4%
Georgia State Municipal Electric Authority Revenue Notes, Series 2008
5.000% due 01/01/2013	250	271

ILLINOIS 17.5%
Cook County, Illinois School District No. 63 East Maine General Obligation Notes, Series 2010
2.000% due 12/01/2012	155	157
Decatur, Illinois Park District General Obligation Notes, Series 2010
2.000% due 03/01/2012	100	101
2.250% due 03/01/2013	175	177
Illinois State Finance Authority Revenue Bonds, Series 2004
5.500% due 10/01/2014	200	219
Illinois State Finance Authority Revenue Notes, Series 2010
5.000% due 05/01/2010	200	200
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 1996
0.000% due 12/15/2012	300	285
Will & Kendall Counties, Illinois Community Consolidated School District No. 202 General Obligation Notes, Series 2010
2.000% due 01/01/2012	250	252

		1,391

IOWA 6.5%
Des Moines, Iowa Independent Community School District Revenue Notes, Series 2010
5.000% due 06/01/2012	250	268
Dubuque, Iowa Community School District Revenue Notes, Series 2010
2.000% due 01/01/2013	250	253

		521

KENTUCKY 3.3%
Jefferson County, Kentucky Capital Projects Corp. Revenue Notes, (FSA Insured), Series 2007
4.000% due 06/01/2013	250	267

MARYLAND 3.4%
Montgomery County, Maryland General Obligation Notes, Series 2005
5.000% due 06/01/2012	250	272

MASSACHUSETTS 4.5%
Massachusetts State Educational Financing Authority Revenue Notes, Series 2010
2.000% due 01/01/2012	250	251
Massachusetts State General Obligation Notes, (FSA Insured), Series 2002
5.500% due 11/01/2011	100	107

		358

NEBRASKA 2.8%
Nebraska State Central Plains Energy Project Revenue Notes, Series 2007
5.000% due 12/01/2012	210	222

NEVADA 2.0%
Clark County, Nevada Revenue Notes, Series 2010
3.000% due 07/01/2013	150	156

NEW JERSEY 1.4%
New Jersey State Transit Corp. Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.500% due 09/15/2012	100	109

NEW YORK 10.4%
Essex County, New York General Obligation Notes, (NPFGC Insured), Series 2005
4.000% due 05/15/2013	200	214
New York City, New York Transitional Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2013	250	281
New York State Dormitory Authority Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 07/01/2013	300	331

		826

PENNSYLVANIA 8.2%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
3.000% due 05/15/2011	250	256
Bristol, Pennsylvania General Obligation Notes, (FSA Insured), Series 2010
4.000% due 09/01/2012	105	111

Pennsylvania State Delaware Valley Regional Financial Authority Revenue Bonds, Series 2002
5.500% due 07/01/2012	265	287

		654

PUERTO RICO 3.4%
Puerto Rico Electric Power Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.250% due 07/01/2013	250	273

SOUTH CAROLINA 2.6%
South Carolina State Transportation Infrastructure Bank Revenue Notes, (XLCA Insured), Series 2007
5.000% due 10/01/2011	200	212

TEXAS 5.6%
Texas State Lower Colorado River Authority Revenue Notes, Series 2010
3.000% due 05/15/2012	115	119
5.000% due 05/15/2013	300	332

		451

UTAH 1.5%
Utah State Intermountain Power Agency Revenue Notes, Series 2008
5.250% due 07/01/2012	110	119

WASHINGTON 1.6%
Washington State Energy Northwest Revenue Notes, (NPFGC Insure), Series 2004
5.250% due 07/01/2013	115	129

Total Municipal Bonds & Notes (Cost $7,916)		7,886

Total Investments 98.9% (Cost $7,916)		$7,886
Other Assets and Liabilities (Net) 1.1%		84

Net Assets 100.0%		$7,970

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 03/31/2010
Alaska	$0	$268	$0	$268
California	0	1,008	0	1,008
Florida	0	269	0	269
Georgia	0	271	0	271
Illinois	0	1,391	0	1,391
Iowa	0	521	0	521
Kentucky	0	267	0	267
Maryland	0	272	0	272
Massachusetts	0	358	0	358
Nebraska	0	222	0	222
New York	0	826	0	826
Pennsylvania	0	654	0	654
Puerto Rico	0	273	0	273
South Carolina	0	212	0	212
Texas	0	451	0	451
Other Investments+++	0	623	0	623

Investments, at value	$0	$7,886	$0	$7,886

+	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
++	Refer to the Schedule of Investments for additional information.
+++

Represents the sum of all other categories of investments with fair values less than 5% of net assets to the extent the sum of all other individual categories of investments does not exceed 10% of net assets.

See Accompanying Notes

1.	Federal Income Tax Matters

As of March 31, 2010, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
PIMCO 1-3 Year U.S. Treasury Index Fund	$52	$(95)	$(43)
PIMCO 3-7 Year U.S. Treasury Index Fund	1,126	(272)	854
PIMCO 7-15 Year U.S. Treasury Index Fund	2	(199)	(197)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	0	(1,971)	(1,971)
PIMCO 1-5 Year U.S. TIPS Index Fund	12	(49)	(37)
PIMCO 15+ Year U.S. TIPS Index Fund	0	(298)	(298)
PIMCO Broad U.S. TIPS Index Fund	17	(132)	(115)
PIMCO Enhanced Short Maturity Strategy Fund	258	(136)	122
PIMCO Intermediate Municipal Bond Strategy Fund	46	(189)	(143)
PIMCO Short Term Municipal Bond Strategy Fund	3	(33)	(30)

2.	Significant Accounting Policies

The accounting principles generally accepted in the United States of America (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective Fund.

U.S. GAAP requires a Fund to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Transfers in and/or out of Level 3 and the reasons for those transfers must be disclosed in accordance with the requirements of U.S. GAAP. Significant transfers into each level shall be disclosed separately from transfers out of each level. U.S. GAAP requires consistency in following the policy for determining when transfers between levels are recognized. The policy about the timing of recognizing transfers shall be the same for transfers into the levels as that for transfers out of the levels. Management has adopted the end of period timing recognition for the significant transfers between levels of each Fund’s assets and liabilities as of March 31, 2010. There were no significant transfers into and out of Level 1, 2 and 3 during the period ended March 31, 2010.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.	XLCA	XL Capital Assurance
FSA	Financial Security Assurance, Inc.

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	May 28, 2010

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 28, 2010